Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Trade receivables from concentrate sales	$ 25,718	$ 26,309
Advances and other receivables	4,424	4,108
Value added taxes recoverable	46,345	13,432
Total accounts and other receivables	76,487	76,555
Gains from securities trades	$ (23,238)	(17,897)
Lindero Reporting Segment [member]
Disclosure of operating segments [line items]
Value added taxes recoverable		$ 32,706